Trade Receivables, Net - Transfer of Financial Asset (Detail) - 12 months ended Dec. 31, 2019 - First Commercial Bank Member [Member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)	USD ($)
Receivables Factoring Proceeds [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	$ 7,567		$ 253
Advances Received Used [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	$ 7,567	$ 253
Interest Rate On Advances Received Against Trade Receivables Sold [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	2.20%	2.20%